Property, Plant, and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment, Net [Abstract]
Property, plant, and equipment, net
9.	Property, plant, and equipment, net

Property, plant, and equipment, net consist of the following:

	December 31, 2025	December 31, 2024
At Cost:
Land	$72,324	$73,306
Real property and building	8,616,300	8,733,267
Machinery and equipment	4,891,835	4,958,242
Vehicle	56,155	56,918
Construction in progress	28,892	-
Subtotal	13,665,506	13,821,733
Less: Accumulated depreciation	(3,380,937)	(2,528,969)
Total, net	$10,284,569	$11,292,764

Depreciation expenses for the years ended December 31, 2025, 2024 and 2023 were $907,254, $899,091, and $686,724, respectively as follows:

	Years Ended December 31,
	2025	2024	2023
Depreciation expenses-Selling, general and admin	$205,504	$425,056	$221,376
Depreciation-Manufacturing costs (1)	701,750	474,035	465,348
Total	$907,254	$899,091	$686,724

(1)	Represents total depreciation incurred for manufacturing operations, which is capitalized into cost of inventory.

For the years ended December 31, 2025, 2024 and 2023, no impairment loss was recognized for the Company’s property, plant and equipment.